Income Taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between provision for income taxes and pre-tax income
Consolidated net income	$ 8,299	$ 6,206	$ 4,786
Provision for income taxes	3,029	970	1,653
Pre-tax income	$ 11,328	$ 7,176	$ 6,439
French statutory tax rate (as a percent)	44.43%	34.43%	38.00%
Theoretical tax charge	$ (5,033)	$ (2,471)	$ (2,447)
Difference between French and foreign income tax rates	(633)	5	(6)
Tax effect on equity in income (loss) of affiliates	888	761	897
Permanent differences	1,491	(76)	(371)
Adjustments on prior years income taxes	(91)	54	100
Adjustments on deferred tax related to changes in tax rates	(309)	234	483
Changes in valuation allowance of deferred tax assets	658	523	(309)
Total income taxes	$ (3,029)	$ (970)	$ (1,653)
Standard corporate tax rate (as a percent)	33.33%	33.33%	33.33%